The Company	12 Months Ended
Dec. 31, 2019
Text block [abstract]
The Company
NOTE 1: THE COMPANY
The Company is a clinical-stage biopharmaceutical company focused on the development of specialized
CAR-T
cell-based product candidates and utilizes its expertise in cell engineering to target cancer. The Company’s
CAR-T
cell platform has the potential to treat a broad range of solid and hematologic tumors.
The Company’s lead clinical candidate,
CYAD-01,
an autologous NKG2D-based
CAR-T
therapy, is currently being evaluated in several Phase 1 clinical trials to assess safety and clinical activity for the treatment of hematological malignancies, such as acute myeloid leukemia, and solid cancers, such as metastatic colorectal cancer. The Company is also developing
CYAD-101,
an investigational,
non-gene
edited, allogeneic (donor derived) NKG2D-based
CAR-T
therapy, which is currently being evaluated in a Phase 1 trial for the treatment of patients with metastatic colorectal cancer.
Celyad SA was incorporated on July 24, 2007 under the name “Cardio3 BioSciences”. Celyad SA is a limited liability company (Société Anonyme) governed by Belgian law with its registered office at Axis Parc, Rue Edouard Belin 2,
B-1435
Mont-Saint-Guibert, Belgium (company number 0891.118.115). The Company’s ordinary shares are listed on NYSE Euronext Brussels and NYSE Euronext Paris regulated markets and the Company’s American Depositary Shares (ADSs) are listed on the Nasdaq Global Market, all under the ticker symbol CYAD.
The Company has three fully owned subsidiaries (together, the Group) located in Belgium (Biological Manufacturing Services SA) and in the United States (Celyad Inc. and CorQuest Medical, Inc.). OnCyte LLC was dissolved on March 8, 2018 and, as a result, all its assets and liabilities were fully distributed to and assumed by Celyad SA.
These consolidated financial statements have been approved for issuance by the Company’s Board of Directors on March 24, 2020. These statements have been audited by BDO Réviseurs d’Entreprises SCRL, the statutory auditor of the Company and independent registered public accounting firm.
The annual report is available to the public free of charge and upon request to the above-mentioned address or via the Company’s website (
http://www.celyad.com/investors
).